UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		3 Months Ended
	Oct. 12, 2020	Apr. 30, 2022	Apr. 30, 2021
Revenues:
Total revenues		$ 134,838	$ 67,680
Operating expenses:
Costs of revenues		38,009	15,094
Content and software development		16,331	10,504
Selling and marketing		39,561	23,496
General and administrative		29,346	11,815
Amortization of intangible assets		39,558	31,917
Recapitalization and acquisition-related costs		13,312	1,714
Restructuring		3,956	334
Total operating expenses		180,073	94,874
Operating loss		(45,235)	(27,194)
Other income (expense), net		1,052	(371)
Fair value adjustment of warrants	$ (7,400)	10,106
Interest income		160	7
Interest expense		(11,514)	(11,408)
Loss before benefit from income taxes		(45,431)	(38,966)
Benefit from income taxes		(22,337)	(3,057)
Loss from continuing operations		(23,094)	(35,909)
Income (loss) from discontinued operations, net of tax		1,451	(1,496)
Net (loss) income		$ (21,643)	$ (37,405)
Loss per share:
Ordinary - Basic - Continuing operations		$ (0.16)	$ (8.98)
Ordinary - Diluted - Continuing operations		(0.16)	(8.98)
Ordinary - Basic - Discontinued operations		0.01	(0.37)
Ordinary - Diluted - Discontinued operations		0.01	(0.37)
Ordinary - Basic		(0.15)	(9.35)
Ordinary - Diluted		$ (0.15)	$ (9.35)
Weighted average common share outstanding:
Ordinary - Basic		142,209	4,000
Ordinary - Diluted		142,209	4,000